Debentures	12 Months Ended
Dec. 31, 2023
Debentures
Debentures	Debentures
11.1.Breakdown

			Consolidated
			Current		Non-Current
Description	Financial charges - % p.a, (*)	Mature	December 31, 2023	December 31, 2022	December 31, 2023	December 31, 2021
Debentures	CDI + 2.65 end 3.5	September 2028	79,677	84,187	466,073	516,533
			79,677	84,187	466,073	516,533
11.2.Payment schedule of installments for non-current liabilities

Year of maturity	December 31, 2023	December 31, 2022
2024	—	55,250
2025	118,417	117,750
2026	118,405	117,738
2027	118,423	117,756
2028	118,422	117,756
Total	473,667	526,250

Funding cost (long term)	(7,594)	(9,717)
	466,073	516,533

(*) For the year of maturity, the Company considers the period from December 2023 to December 2024 as current, and so on for other years in the segregation of non-current.
11.3.Description of debentures
Emergência Participações S.A.
On February 23, 2022, the members of the Company's Board of Directors at the Extraordinary General Meeting resolved and approved the 1st issue of simple, non-convertible debentures, of the unsecured type, with additional personal guarantee, in a single series, in the amount of BRL 335,500. The funds were raised to finance the expansion of the Company's business.
The debentures have final maturity in January 2028, the payment of principal will be made in 4 annual installments, the first being in July 2024 and interest will be paid semi-annually, with the first payment in January 2023.
On September 15, 2022, the Management of the subsidiary Emergência Participações S.A. at the Company's Extraordinary General Meeting, they deliberated and approved the 2nd issue of simple debentures, non-convertible into shares, of the unsecured type, with an additional fiduciary guarantee, in a single series, in the amount of R$ 250,000. The funds raised were used to recompose the Company's cash and general corporate uses.
The debentures have final maturity in September 2028, principal payment will be made in 4 consecutive annual installments, the first in September 2025 and interest will be paid semi-annually, with the first payment in March 2023.
11.4.Contractual restrictions and covenants
The Company has certain obligations, including compliance with financial indices (covenants). They are basically linked to the Net Debt / EBITDA* compliance ratio, which must be measured every six months by the Company.
In addition, the Company must notify in advance of incorporation, merger, spin-off or corporate reorganization, liquidation, extinction or dissolution, capital reduction, distribution of dividends above the mandatory minimum or any transfer of assets of the Company and its subsidiaries, as well as an entry with a request for judicial recovery.
As of December 31, 2023, there were no events that could lead to breach of contract.

(*) EBITDA: or EBITDA, refers to earnings before financial results, income tax and social contribution and depreciation and amortization, considering the accumulated pro forma result, with the results under the control of the pro forma Company.